Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
November 30, 2022
WIR-NPRT3-0123
1.810702.118
Common Stocks - 99.8%
	Shares	Value ($)
Communications Equipment - 9.9%
Communications Equipment - 9.9%
CommScope Holding Co., Inc. (a)	246,400	2,188,032
Digi International, Inc. (a)	47,400	2,013,078
Ericsson:
(B Shares)	163,600	1,032,588
(B Shares) sponsored ADR (b)	1,296,400	8,258,068
Motorola Solutions, Inc.	31,368	8,538,370
Nokia Corp. sponsored ADR	1,422,300	7,011,939
ViaSat, Inc. (a)(b)	61,201	2,086,342
		31,128,417
Diversified Telecommunication Services - 18.0%
Alternative Carriers - 4.1%
Iridium Communications, Inc. (a)	63,600	3,377,160
Liberty Global PLC Class A (a)	387,500	7,781,000
Liberty Latin America Ltd. Class C (a)	219,900	1,713,021
		12,871,181
Integrated Telecommunication Services - 13.9%
AT&T, Inc.	1,222,800	23,575,584
Cellnex Telecom SA (c)	79,015	2,717,211
Orange SA ADR (b)	712,800	7,263,432
Telefonica SA sponsored ADR (b)	653,249	2,430,086
Verizon Communications, Inc.	197,601	7,702,487
		43,688,800
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		56,559,981
Entertainment - 4.4%
Interactive Home Entertainment - 3.3%
Activision Blizzard, Inc.	90,900	6,722,055
Electronic Arts, Inc.	12,000	1,569,360
Take-Two Interactive Software, Inc. (a)	20,601	2,177,320
		10,468,735
Movies & Entertainment - 1.1%
Spotify Technology SA (a)	9,500	754,490
Warner Bros Discovery, Inc. (a)	236,537	2,696,522
		3,451,012
TOTAL ENTERTAINMENT		13,919,747
Equity Real Estate Investment Trusts (REITs) - 13.0%
Specialized REITs - 13.0%
American Tower Corp.	141,192	31,238,730
Crown Castle International Corp.	12,801	1,810,445
SBA Communications Corp. Class A	26,800	8,021,240
		41,070,415
Interactive Media & Services - 2.3%
Interactive Media & Services - 2.3%
Meta Platforms, Inc. Class A (a)	45,300	5,349,930
Snap, Inc. Class A (a)	184,100	1,898,071
		7,248,001
Internet & Direct Marketing Retail - 4.6%
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	63,000	6,082,020
Uber Technologies, Inc. (a)	290,100	8,453,514
		14,535,534
IT Services - 0.2%
Internet Services & Infrastructure - 0.2%
Twilio, Inc. Class A (a)	11,100	544,122
Media - 0.4%
Cable & Satellite - 0.4%
DISH Network Corp. Class A (a)	71,349	1,145,151
Oil, Gas & Consumable Fuels - 2.3%
Oil & Gas Refining & Marketing - 2.3%
Reliance Industries Ltd.	219,100	7,375,619
Semiconductors & Semiconductor Equipment - 13.4%
Semiconductor Equipment - 0.8%
Teradyne, Inc.	27,500	2,569,875
Semiconductors - 12.6%
Marvell Technology, Inc.	329,000	15,305,080
NXP Semiconductors NV	26,800	4,712,512
Qorvo, Inc. (a)	47,300	4,694,525
Qualcomm, Inc.	118,150	14,944,794
		39,656,911
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		42,226,786
Software - 0.7%
Application Software - 0.7%
LivePerson, Inc. (a)	84,000	986,160
RingCentral, Inc. (a)	31,400	1,163,684
Zoom Video Communications, Inc. Class A (a)	300	22,629
		2,172,473
Technology Hardware, Storage & Peripherals - 14.1%
Technology Hardware, Storage & Peripherals - 14.1%
Apple, Inc.	270,220	40,000,668
Samsung Electronics Co. Ltd.	93,730	4,553,763
		44,554,431
Wireless Telecommunication Services - 16.5%
Wireless Telecommunication Services - 16.5%
Bharti Airtel Ltd.	499,100	5,219,727
Bharti Airtel Ltd.	47,900	273,954
Millicom International Cellular SA (a)	180,280	2,448,202
Rogers Communications, Inc. Class B (non-vtg.)	83,800	3,854,993
Shenandoah Telecommunications Co.	300	5,841
Spok Holdings, Inc.	1	8
T-Mobile U.S., Inc. (a)	244,916	37,094,977
Vodafone Group PLC sponsored ADR	276,981	3,110,497
		52,008,199
TOTAL COMMON STOCKS (Cost $255,010,203)		314,488,876

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e) (Cost $11,223,055)	11,221,933	11,223,055

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $266,233,258)	325,711,931
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(10,612,481)
NET ASSETS - 100.0%	315,099,450

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,717,211 or 0.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	678,387	40,684,990	41,363,377	15,709	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	11,173,355	98,669,323	98,619,623	146,284	-	-	11,223,055	0.0%
Total	11,851,742	139,354,313	139,983,000	161,993	-	-	11,223,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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